O'CONNOR FUND OF FUNDS:  LONG/SHORT CREDIT STRATEGIES LLC

UBS CREDIT RECOVERY FUND, L.L.C.

PROSPECTUS SUPPLEMENT

DATED FEBRUARY 18, 2011

The information set forth below supplements the Prospectus dated May 1, 2010 of UBS Credit Recovery Fund, L.L.C. (the "Fund").  Prospective investors are urged to read the Fund's Prospectus and Limited Liability Company Agreement carefully, which have preceded this Supplement.

Effective as of February 7, 2011, the name of the Fund has been changed to O'Connor Fund of Funds:  Long/Short Credit Strategies LLC.

Additionally, investment management of the Fund has been transferred from UBS Fund Advisor, L.L.C. to UBS Alternative and Quantitative Investments LLC.  Both companies are wholly owned subsidiaries of UBS AG.

O'CONNOR FUND OF FUNDS:  LONG/SHORT CREDIT STRATEGIES LLC

UBS CREDIT RECOVERY FUND, L.L.C.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

DATED FEBRUARY 18, 2011

The information set forth below supplements the Statement of Additional Information dated May 1, 2010 of UBS Credit Recovery Fund, L.L.C. (the "Fund").  Prospective investors are urged to read the Fund's Statement of Additional Information carefully, which has preceded this Supplement.

Effective as of February 7, 2011, the name of the Fund has been changed to O'Connor Fund of Funds:  Long/Short Credit Strategies LLC.